Long-Lived Assets Located at Respective Geographic Areas (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long-lived assets
Total long lived assets	$ 324,931	$ 293,224
CHINA
Long-lived assets
PRC	288,978	259,685
UNITED STATES
Long-lived assets
Long-lived assets	28,546	28,338
Other Countries
Long-lived assets
Long-lived assets	$ 7,407	$ 5,201